Average Annual Total Returns - Payson Total Return Fund		12 Months Ended	60 Months Ended	120 Months Ended	397 Months Ended
	Aug. 01, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	13.10%	10.82%
Performance Inception Date	Nov. 25, 1991
Payson Total Return Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent		21.60%	15.07%	12.81%	8.94%
Performance Inception Date	Nov. 25, 1991
Payson Total Return Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		18.85%	13.15%	11.54%	7.48%
Performance Inception Date	Nov. 25, 1991
Payson Total Return Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		14.82%	11.77%	10.38%	7.08%
Performance Inception Date	Nov. 25, 1991